Shareholder Report, Average Annual Return (Details) B275769_Direxion Daily Robotics Artificial Intelligence - Automation Idx Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	90 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares NAV
Average Annual Return, Percent	24.07%	0.64%	(4.68%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.95%
Indxx Global Robotics & Artificial Intelligence Thematic Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Indxx Global Robotics and Artificial Intelligence Thematic Index
Average Annual Return, Percent	18.88%	7.18%	6.85%